Rentals under Operating Leases	12 Months Ended
Dec. 31, 2011
Rentals under Operating Leases
Rentals under Operating Leases

9.    Rentals under Operating Leases

            Future minimum rentals to be received under non-cancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2011 are as follows:

2012	$2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759

$12,506,918

            Approximately 0.6% of future minimum rents to be received are attributable to leases with an affiliate of a limited partner in the Operating Partnership.